Noncontrolling Interest (Noncontrolling Interest in Consolidated Statements of Comprehensive Income /(Loss)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest shareholders	$ 6,448,000	$ (42,208,000)	$ 105,945,000
Net income/(loss) from continuing operations attributable to noncontrolling shareholders	(3,000)	18,448,000	58,223,000
Net income/(loss) from discontinued operations attributable to noncontrolling shareholders	6,451,000	(60,656,000)	47,722,000
Changyou [Member]
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest shareholders	(3,000)	18,448,000	46,990,000
Sogou [Member]
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest shareholders	$ 6,451,000	$ (60,656,000)	$ 58,955,000